Note 4 - Property and Equipment - Property, Plant, and Equipment, Net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2014
Property, Plant and Equipment, Gross	$ 9,255,537	$ 9,255,537	$ 9,211,785
Less: Accumulated depreciation	(7,098,108)	(6,453,146)	(5,136,609)
Total	2,157,429	2,802,391	4,075,176
Land [Member]
Property, Plant and Equipment, Gross	500,000	500,000	500,000
Land Improvements [Member]
Property, Plant and Equipment, Gross	171,122	171,122	171,122
Building [Member]
Property, Plant and Equipment, Gross	3,129,519	3,129,519	3,129,519
Mining Equipment [Member]
Property, Plant and Equipment, Gross	1,784,115	1,784,115	1,775,884	$ 65,120
Milling Equipment [Member]
Property, Plant and Equipment, Gross	2,841,726	2,841,726	2,806,834
Laboratory Equipment [Member]
Property, Plant and Equipment, Gross	607,716	607,716	607,716
Office Equipment [Member]
Property, Plant and Equipment, Gross	70,529	70,529	69,900
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 150,810	$ 150,810	$ 150,810